Derivative warrant liabilities - Outstanding and exercisable (Details) - $ / shares	Sep. 30, 2024	Mar. 31, 2024
Derivative warrant liabilities
Exercise price of warrants per share	$ 862.5	$ 862.5
Number of warrants outstanding	165,467	174,267
Number of warrants Exercisable	172,134	174,267
Issued on January 25, 2024
Derivative warrant liabilities
Exercise price of warrants per share		$ 862.5
Number of warrants outstanding		174,267
Number of warrants Exercisable		174,267